UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22099

Gateway Trust

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

June 30, 2012

Gateway Fund

TABLE OF CONTENTS

Management Discussion and Investment Results page 1

Portfolio of Investments page 12

Financial Statements page 22

GATEWAY FUND

Management Discussion

Managers:

Michael T. Buckius, CFA

J. Patrick Rogers, CFA

Paul R. Stewart, CFA

Gateway Investment

Advisers, LLC

Objective:

The fund seeks to capture the majority of returns associated with equity market investments, while exposing investors to less risk than other equity investments.

Strategy:

Invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options.

Inception Date:

December 7, 1977*

Symbols:

Class A	GATEX
Class C	GTECX
Class Y	GTEYX

* As of the close of business on February 15 , 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust. The Fund is the successor to the Predecessor Fund.

Market Conditions

Following a recurrent pattern of the last three years, the market whipsawed in the first half of 2012. Buoyed by good news on the economic front, the S&P 500® Index earned 12.59% in the first quarter of 2012, exceeding what many analysts forecasted for the entire calendar year. Job creation and continued improvement in corporate earnings highlighted positive economic reports. Fears of European debt crisis contagion waned as the success of the European Central Bank’s long-term refinancing operation forestalled fears of an imminent collapse in the European banking sector. However, during the second quarter, equity investors confronted disappointing numbers relative to domestic job growth and industrial production, as well as geopolitical concerns regarding the potential break-up of the European Union and a slowdown in China. The S&P 500® Index paused in April and sold off steeply in May. With less ominous news from Europe in June, the market rallied on the strength of ample liquidity. The S&P 500® Index finished the second quarter down 2.75%, leaving it ahead 9.49% for the six months ended June 30, 2012.

Equity market volatility reflected the uneven nature of market performance during the first half of 2012. Concurrent with the first quarter market rally, volatility, as measured by the Chicago Board Options Exchange Volatility Index (the “VIX”), receded from its beginning value of 22.90, but in the second quarter, climbed to 26.66 on June 1, 2012, before the stock market rally lowered it to 17.08 at quarter-end. Average volatility was 19.13 for the semi-annual period, very near its long-term historical average. These volatility spikes are evidence of caution regarding “tail risk” events, even as the market attempted (and failed) to break through its previous highs.

Fund Performance

For the six-month period ended June 30, 2012, Class A shares of the Gateway Fund returned 3.09% at net asset value. The S&P 500® Index returned 9.49%.

1  |

Explanation of Fund Performance

The Fund’s six-month return as of June 30, 2012 was attained over two different market environments. During the first quarter, the S&P 500® Index advanced strongly, earning 12.59%. Selling index call options in the first quarter acted as a limit to upside performance, and the cost of index put options further detracted, leaving the Fund with a 2.85% return, which is in line with expectations when the S&P 500® Index returns are significantly above average. In the second quarter, index call option premiums allowed the Fund to enjoy a positive return of 0.23% while the S&P 500® Index declined 2.75%.

Implied volatility in the index options market returned to a more normal level in the first quarter after a significant increase in the third quarter of 2011, persisting into the fourth quarter. Concurrently, option premiums attained a level consistent with the Fund’s historical average and were supportive of the Fund’s ability to achieve its returns while exposing investors to less risk than other equity investments. Furthermore, the decline in implied volatility allowed the fund to remain hedged with index put options at a reasonable cost.

In the second quarter, volatility spiked for the first time since August 2011. The combination of higher levels of call premium earned and profits from the sale of index put options during the worst of the sell-off allowed the fund to avoid negative quarterly performance. Of particular note, when the S&P 500® Index declined 6.60% from March 31 through May 31, 2012, the fund declined only 2.14%. Following a return of 2.43% for the month of June, the fund earned 0.23% for the quarter. The fund’s management team slightly reduced the level of put coverage while realizing profits in May; however, the fund remained well-hedged with its remaining positions as of June 30, 2012.

Outlook

While a number of fundamental economic indicators have turned positive, the global economy still faces numerous ongoing challenges. Even in the United States, reducing debt on government balance sheets, while at the same time attempting to find funding solutions for the same set of social programs causing financial difficulties in other parts of the world, is a daunting task. Considering these realities, investors are likely to be confronted with new challenges in de-risking their portfolios as bond markets gird themselves for what many see as a difficult period of rising interest rates and muted returns.

In light of these factors, the portfolio management team for the Gateway Fund expects to continue its risk-first equity emphasis that helps create its low volatility equity profile.

What You Should Know

Investments in the fund are subject to a number of risks. Please see the “Principal Risks” section of the fund’s prospectus. The purchase of fund shares should be seen as a long-term investment.

|  2

GATEWAY FUND

Investment Results through June 30, 2012

The charts comparing the fund’s performance to an index provide a general sense of how it performed. The fund’s total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, an index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

Growth of $10,000 Investment in Class A Shares1,6

June 30, 2002 through June 30, 2012

Performance data quoted represents past performance and is no guarantee of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges.

Expense Ratios

Gross Expense Ratio (before fee waivers and/or expense reimbursements)*
Class A: 1.04%	Class C: 1.79%	Class Y: 0.79%

Net Expense Ratio (after fee waivers and/or expense reimbursements)*
Class A: 0.94%	Class C: 1.70%	Class Y: 0.70%

*	As stated in the most recent prospectus. Waivers/reimbursements are contractual and are set to expire on 4/30/13. Contracts are reevaluated on an annual basis.

3  |

Average Annual Total Returns — June 30, 20126

	6 Months	1 Year	5 Years	10 Years

Class A (Inception 12/07/1977)[1]
NAV	3.09%	3.53%	0.84%	4.28%
With 5.75% Maximum Sales Charge	-2.83	-2.43	-0.35	3.66

Class C (Inception 2/19/2008)[1]
NAV	2.70	2.74	0.09	3.49
With CDSC[2]	1.70	1.74	0.09	3.49

Class Y (Inception 2/19/2008)[1]
NAV	3.21	3.78	1.05	4.39

Comparative Performance
S&P 500® Index[3]	9.49	5.45	0.22	5.33
Barclays U.S. Aggregate Bond Index[4]	2.37	7.47	6.79	5.63
Morningstar Long-Short Equity Fund Avg.[5]	1.78	-2.42	-1.01	4.21

Performance data quoted represents past performance and is no guarantee of future results. Total return and value will vary and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. Class Y shares are not available for purchase by all investors.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

Note: Portfolio summary tables previously included on this page can be found on the fund’s fact sheet available at ngam.natixis.com.

NOTES TO CHARTS

1	Prior to 2/15/08 performance of Class A shares is that of the predecessor fund, restated to reflect the sales load of Class A shares. Prior to the inception of Class C shares (2/19/08), performance is that of the predecessor fund, restated to reflect the higher net expenses and sales loads of Class C shares. Prior to the inception of Class Y shares (2/19/08), performance is that of the predecessor fund.

2	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors.

4	Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

5	Morningstar Long-Short Equity Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.

6	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4  |

ADDITIONAL INFORMATION

The views expressed in this report reflect those of the managers as of the dates indicated. The managers’ views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the fund is actively managed, there is no assurance that it will continue to invest in the securities or industries mentioned.

Before investing, consider the fund’s investment objective, risks, charges and expenses. Visit ngam.natixis.com or call 800-225-5478 for a prospectus and/or a summary prospectus, both of which contain this and other information. Read it carefully.

PROXY VOTING INFORMATION

A description of the fund’s proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012 is available from the fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

|  5

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different types of costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the fund’s prospectus. The examples below are intended to help you understand the ongoing costs of investing in the fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table for each class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from January 1, 2012 through June 30, 2012. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table for each class of shares provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

GATEWAY FUND	BEGINNING ACCOUNT VALUE 1/1/2012	ENDING ACCOUNT VALUE 6/30/2012	EXPENSES PAID DURING PERIOD* 1/1/2012 – 6/30/2012
Class A
Actual	$1,000.00	$1,030.90	$4.75
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72
Class C
Actual	$1,000.00	$1,027.00	$8.57
Hypothetical (5% return before expenses)	$1,000.00	$1,016.41	$8.52
Class Y
Actual	$1,000.00	$1,032.10	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52

*	Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.94%, 1.70% and 0.70% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by 366 (to reflect the half-year period).

6  |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review and Governance Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. After the Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group and category of funds and the Fund’s performance benchmarks, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s expenses to the fees charged to institutional accounts with similar strategies managed by the Adviser and to those of a peer group of funds and information about any applicable expense caps and fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board of Trustees, including the Independent Trustees, also consider other matters such as (i) the Adviser’s financial results and/or financial condition, (ii) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and their use of technology, external research and trading cost measurement tools, (iii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iv) the procedures employed to determine the value of the Fund’s assets, (v) the allocation of the Fund’s brokerage, if any, including, if applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (vi) the resources devoted to, and the record of compliance with, the Fund’s investment policies and restrictions, policies on personal securities transactions and other compliance policies, (vii) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (viii) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board of Trustees that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing performance and fee differentials against the Fund’s peer group/category,

7  |

performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing the Fund against similarly categorized funds.

The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review and Governance Committee and/or the full Board of Trustees, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent board presentations and reviews. In addition, each quarter the Trustees are provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings.

The Board of Trustees most recently approved the continuation of the Agreement at their meeting held in June 2012. The Agreement was continued for a one-year period. In considering whether to approve the continuation of the Agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered that, with respect to the Predecessor Fund, the Adviser or its predecessors had managed the Predecessor Fund since its inception in 1977.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the administrative services provided by NGAM Advisors, L.P. (“NGAM Advisors”) and its affiliates to the Fund.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information which compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees also reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that also measured the performance of the Fund on a risk adjusted basis.

With respect to the Fund and the Predecessor Fund, the Board concluded that the Fund’s performance or other relevant factors supported the renewal of the Fund’s

|  8

Agreement. The Trustees noted that the Fund’s performance had lagged that of its peer group and/or category for certain (although not necessarily all) periods. The Board concluded that other factors relevant to performance supported the renewal of the Agreement. In coming to this conclusion, the Trustees noted that many of the funds in the Fund’s peer group have different investment mandates, making comparisons somewhat inapposite. The Trustees also considered that the Fund’s performance had been consistent with its investment objective of capturing the majority of the returns associated with equity investments, while exposing investors to less risk than other equity investments, and so its relative performance would be expected to lag in certain periods. The Trustees also noted that the Fund’s more recent performance was competitive when compared to relevant performance benchmarks or peer groups.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally (as noted by certain financial publications), and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund, the Predecessor Fund and the Adviser supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory services as well as the total expense level of the Fund. This information included comparisons (provided both by management and also by an independent third party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage and the greater regulatory costs associated with the management of mutual fund assets. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation. The Trustees considered that over the past several years, management had made recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense caps for various funds in the fund family. The Trustees considered that management had instituted an expense cap for the Fund, and they considered the amounts waived or reimbursed by the Adviser under the cap.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about the allocation of expenses used to calculate profitability. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When

9  |

reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, and whether the Adviser had implemented breakpoints and/or expense caps with respect to the Fund.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense waivers or caps. The Trustees also discussed with management the factors considered with respect to the implementation of breakpoints in investment advisory fees or expense waivers or caps for certain funds. Management explained that a number of factors are taken into account in considering the possible implementation of breakpoints or an expense cap for a fund, including, among other things, factors such as a fund’s assets, the projected growth of a fund, projected profitability and a fund’s fees and performance. With respect to economies of scale, the Trustees noted that the Fund had breakpoints in its advisory fee and was subject to an expense cap. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•	The effect of recent market and economic events on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

The nature, quality, cost and extent of administrative and shareholder services performed by the Adviser and its affiliates, both under the Agreement and under a separate agreement covering administrative services.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution, administrative and brokerage services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions.

|  10

The Trustees also considered the fact that NGAM Advisors’ parent company benefits from the retention of an affiliated Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2013.

11  |

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund

Shares	Description	Value (†)

Common Stocks — 98.6% of Net Assets
	Aerospace & Defense — 2.3%
460,924	Boeing Co. (The)(b)	$34,246,653
107,280	Goodrich Corp.(b)	13,613,832
511,735	Honeywell International, Inc.(b)	28,575,283
304,336	Raytheon Co.(b)	17,222,374
586,522	United Technologies Corp.(b)	44,300,007

		137,958,149

	Air Freight & Logistics — 1.1%
851,373	United Parcel Service, Inc., Class B(b)	67,054,137

	Auto Components — 0.0%
162,452	Cooper Tire & Rubber Co.(b)	2,849,408

	Automobiles — 0.3%
1,635,634	Ford Motor Co.(b)	15,685,730

	Beverages — 3.4%
1,179,075	Coca-Cola Co. (The)(b)	92,191,874
195,699	Monster Beverage Corp.(b)(c)	13,933,769
1,317,611	PepsiCo, Inc.(b)	93,102,393

		199,228,036

	Biotechnology — 1.5%
604,302	Amgen, Inc.(b)	44,138,218
128,705	Biogen Idec, Inc.(b)(c)	18,582,428
331,603	Gilead Sciences, Inc.(b)(c)	17,004,602
352,568	Human Genome Sciences, Inc.(b)(c)	4,629,218
33,800	Vertex Pharmaceuticals, Inc.(b)(c)	1,890,096

		86,244,562

	Capital Markets — 1.5%
884,969	Charles Schwab Corp. (The)(b)	11,442,649
378,265	Eaton Vance Corp.(b)	10,194,242
307,346	Goldman Sachs Group, Inc. (The)(b)	29,462,188
585,372	Legg Mason, Inc.(b)	15,436,260
1,038,932	Morgan Stanley(b)	15,158,018
187,899	TD Ameritrade Holding Corp.(b)	3,194,283
233,341	Waddell & Reed Financial, Inc., Class A(b)	7,065,565

		91,953,205

	Chemicals — 2.2%
824,070	Dow Chemical Co. (The)(b)	25,958,205
681,814	E.I. du Pont de Nemours & Co.(b)	34,479,334
341,203	Eastman Chemical Co.(b)	17,186,395
155,500	LyondellBasell Industries NV, Class A(b)	6,261,985
273,366	Monsanto Co.(b)	22,629,238
374,523	Olin Corp.(b)	7,823,785
106,700	Potash Corp. of Saskatchewan, Inc.(b)	4,661,723
312,996	RPM International, Inc.(b)	8,513,491

		127,514,156

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Commercial Banks — 2.5%
169,647	Associated Banc-Corp(b)	$2,237,644
130,602	FirstMerit Corp.(b)	2,157,545
175,126	Old National Bancorp(b)	2,103,263
1,339,944	U.S. Bancorp(b)	43,092,599
2,931,447	Wells Fargo & Co.(b)	98,027,588

		147,618,639

	Commercial Services & Supplies — 0.4%
292,475	Avery Dennison Corp.(b)	7,996,266
252,002	R.R. Donnelley & Sons Co.(b)	2,966,064
433,025	Waste Management, Inc.(b)	14,463,035

		25,425,365

	Communications Equipment — 1.9%
2,354,708	Cisco Systems, Inc.(b)	40,430,336
222,381	Motorola Solutions, Inc.(b)	10,698,750
998,373	QUALCOMM, Inc.(b)	55,589,409
400,000	Telefonaktiebolaget LM Ericsson, Sponsored ADR(b)	3,652,000

		110,370,495

	Computers & Peripherals — 5.4%
460,645	Apple, Inc.(b)(c)	269,016,680
471,216	Dell, Inc.(b)(c)	5,899,624
747,420	EMC Corp.(b)(c)	19,156,375
1,013,523	Hewlett-Packard Co.(b)	20,381,947
176,500	Seagate Technology PLC(b)	4,364,845

		318,819,471

	Consumer Finance — 0.7%
415,675	American Express Co.(b)	24,196,442
529,051	Discover Financial Services(b)	18,294,583

		42,491,025

	Containers & Packaging — 0.1%
116,207	Sonoco Products Co.(b)	3,503,641

	Distributors — 0.3%
289,418	Genuine Parts Co.(b)	17,437,435

	Diversified Financial Services — 3.0%
5,065,195	Bank of America Corp.(b)	41,433,295
1,358,059	Citigroup, Inc.(b)	37,224,397
77,652	CME Group, Inc., Class A(b)	20,819,278
1,999,790	JPMorgan Chase & Co.(b)	71,452,496
169,784	NYSE Euronext(b)	4,343,075

		175,272,541

	Diversified Telecommunication Services — 3.4%
3,208,800	AT&T, Inc.(b)	114,425,808
1,144,051	Frontier Communications Corp.(b)	4,381,715
1,893,974	Verizon Communications, Inc.(b)	84,168,205

		202,975,728

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Electric Utilities — 1.7%
1,963,362	Duke Energy Corp.(b)	$45,275,128
78,779	Hawaiian Electric Industries, Inc.(b)	2,246,777
1,028,039	Pepco Holdings, Inc.(b)	20,118,723
591,522	Progress Energy, Inc.(b)	35,591,879

		103,232,507

	Electrical Equipment — 0.6%
546,701	Emerson Electric Co.(b)	25,465,333
100,018	Hubbell, Inc., Class B(b)	7,795,403

		33,260,736

	Electronic Equipment, Instruments & Components — 0.4%
1,097,688	Corning, Inc.(b)	14,193,106
265,407	TE Connectivity Ltd.(b)	8,469,137

		22,662,243

	Energy Equipment & Services — 1.8%
265,402	Baker Hughes, Inc.(b)	10,908,022
59,772	CARBO Ceramics, Inc.(b)	4,586,305
51,123	Diamond Offshore Drilling, Inc.(b)	3,022,903
740,312	Halliburton Co.(b)	21,017,458
486,848	Patterson-UTI Energy, Inc.(b)	7,088,507
854,363	Schlumberger Ltd.(b)	55,456,702
125,788	Tidewater, Inc.(b)	5,831,532

		107,911,429

	Food & Staples Retailing — 1.9%
863,089	CVS Caremark Corp.(b)	40,332,149
1,003,859	Wal-Mart Stores, Inc.(b)	69,989,049

		110,321,198

	Food Products — 1.1%
798,128	ConAgra Foods, Inc.(b)	20,695,459
1,178,653	Kraft Foods, Inc., Class A(b)	45,519,579

		66,215,038

	Gas Utilities — 0.6%
66,195	AGL Resources, Inc.(b)	2,565,056
190,728	National Fuel Gas Co.(b)	8,960,402
501,800	Oneok, Inc.(b)	21,231,158
132,988	WGL Holdings, Inc.(b)	5,286,273

		38,042,889

	Health Care Equipment & Supplies — 1.3%
428,830	Baxter International, Inc.(b)	22,792,314
1,046,470	Boston Scientific Corp.(b)(c)	5,933,485
144,813	Covidien PLC(b)	7,747,496
39,971	Intuitive Surgical, Inc.(b)(c)	22,135,540
537,335	Medtronic, Inc.(b)	20,810,985

		79,419,820

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Health Care Providers & Services — 1.9%
512,451	Aetna, Inc.(b)	$19,867,725
193,975	Coventry Health Care, Inc.(b)	6,166,465
393,565	Express Scripts Holding Co.(b)(c)	21,972,734
283,809	HCA Holdings, Inc.(b)	8,636,308
703,959	UnitedHealth Group, Inc.(b)	41,181,602
114,280	Universal Health Services, Inc., Class B(b)	4,932,325
181,409	WellPoint, Inc.(b)	11,572,080

		114,329,239

	Hotels, Restaurants & Leisure — 1.8%
715,082	International Game Technology(b)	11,262,541
111,367	Las Vegas Sands Corp.(b)	4,843,351
774,841	McDonald’s Corp.(b)	68,596,674
400,000	Melco Crown Entertainment Ltd., Sponsored ADR(b)(c)	4,608,000
410,100	MGM Resorts International(b)(c)	4,576,716
56,179	Tim Hortons, Inc.(b)	2,957,263
221,449	Wendy’s Co. (The)(b)	1,045,239
78,420	Wynn Resorts Ltd.(b)	8,133,722

		106,023,506

	Household Durables — 0.8%
578,219	Leggett & Platt, Inc.(b)	12,217,767
571,545	Newell Rubbermaid, Inc.(b)	10,367,826
272,698	Toll Brothers, Inc.(b)(c)	8,107,312
171,014	Tupperware Brands Corp.(b)	9,364,727
101,757	Whirlpool Corp.(b)	6,223,458

		46,281,090

	Household Products — 2.0%
238,006	Colgate-Palmolive Co.(b)	24,776,425
235,042	Kimberly-Clark Corp.(b)	19,689,468
1,211,496	Procter & Gamble Co. (The)(b)	74,204,130

		118,670,023

	Industrial Conglomerates — 2.6%
423,313	3M Co.(b)	37,928,845
5,104,766	General Electric Co.(b)	106,383,323
161,532	Tyco International Ltd.(b)	8,536,966

		152,849,134

	Insurance — 2.6%
55,655	Aegon NV, NY Registered Shares, Sponsored ADR(b)	257,126
192,254	Aflac, Inc.(b)	8,188,098
606,270	Allstate Corp. (The)(b)	21,274,014
198,880	American International Group, Inc.(b)(c)	6,382,059
95,694	Aon PLC(b)	4,476,565
295,389	Arthur J. Gallagher & Co.(b)	10,359,292
336,609	Berkshire Hathaway, Inc., Class B(b)(c)	28,049,628
309,187	Fidelity National Financial, Inc., Class A(b)	5,954,942
338,892	Lincoln National Corp.(b)	7,411,568

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Insurance — continued
489,487	Marsh & McLennan Cos., Inc.(b)	$15,776,166
92,225	Mercury General Corp.(b)	3,843,016
484,934	Old Republic International Corp.(b)	4,020,103
164,474	Principal Financial Group, Inc.(b)	4,314,153
313,424	Travelers Cos., Inc. (The)(b)	20,008,988
589,336	XL Group PLC(b)	12,399,630

		152,715,348

	Internet & Catalog Retail — 0.8%
213,386	Amazon.com, Inc.(b)(c)	48,726,693

	Internet Software & Services — 2.2%
166,169	Akamai Technologies, Inc.(b)(c)	5,275,866
50,752	Baidu, Inc., Sponsored ADR(b)(c)	5,835,465
743,541	eBay, Inc.(b)(c)	31,236,157
134,943	Google, Inc., Class A(b)(c)	78,276,386
30,000	LinkedIn Corp., Class A(b)(c)	3,188,100
198,866	VeriSign, Inc.(b)(c)	8,664,592

		132,476,566

	IT Services — 4.3%
629,585	Automatic Data Processing, Inc.(b)	35,042,701
159,578	Broadridge Financial Solutions, Inc.(b)	3,394,224
309,578	Cognizant Technology Solutions Corp., Class A(b)(c)	18,574,680
256,064	Fidelity National Information Services, Inc.(b)	8,726,661
644,868	International Business Machines Corp.(b)	126,123,283
767,499	Paychex, Inc.(b)	24,107,144
215,154	Visa, Inc., Class A(b)	26,599,489
800,402	Western Union Co.(b)	13,478,770

		256,046,952

	Leisure Equipment & Products — 0.4%
778,573	Mattel, Inc.(b)	25,256,908

	Machinery — 2.9%
381,227	Caterpillar, Inc.(b)	32,369,985
232,501	Cummins, Inc.(b)	22,531,672
340,378	Deere & Co.(b)	27,526,369
524,918	Eaton Corp.(b)	20,802,500
234,835	Parker Hannifin Corp.(b)	18,054,115
108,640	Pentair, Inc.(b)	4,158,739
106,186	Snap-on, Inc.(b)	6,610,079
175,366	SPX Corp.(b)	11,454,907
263,195	Stanley Black & Decker, Inc.(b)	16,939,230
194,217	Timken Co. (The)(b)	8,893,196

		169,340,792

	Media — 2.6%
697,127	News Corp., Class B(b)	15,699,300
345,030	Omnicom Group, Inc.(b)	16,768,458
2,000,000	Sirius XM Radio, Inc.(b)(c)	3,700,000

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Media — continued
262,771	Time Warner Cable, Inc.(b)	$21,573,499
743,395	Time Warner, Inc.(b)	28,620,708
159,718	Virgin Media, Inc.(b)	3,895,522
1,360,405	Walt Disney Co. (The)(b)	65,979,642

		156,237,129

	Metals & Mining — 1.1%
1,389,057	Alcoa, Inc.(b)	12,154,249
613,236	Freeport-McMoRan Copper & Gold, Inc.(b)	20,892,951
386,415	Gerdau S.A., Sponsored ADR(b)	3,384,995
284,859	Nucor Corp.(b)	10,796,156
217,900	Silver Wheaton Corp.(b)	5,848,436
184,999	Southern Copper Corp.(b)	5,829,319
470,388	Steel Dynamics, Inc.(b)	5,527,059
117,586	Worthington Industries, Inc.(b)	2,406,985

		66,840,150

	Multi Utilities — 1.8%
624,100	Ameren Corp.(b)	20,932,314
250,369	CenterPoint Energy, Inc.(b)	5,175,127
525,050	Consolidated Edison, Inc.(b)	32,652,860
279,813	Integrys Energy Group, Inc.(b)	15,912,965
135,552	OGE Energy Corp.(b)	7,020,238
745,325	Public Service Enterprise Group, Inc.(b)	24,223,063

		105,916,567

	Multiline Retail — 0.8%
277,633	J.C. Penney Co., Inc.(b)	6,471,625
384,366	Macy’s, Inc.(b)	13,202,972
321,027	Nordstrom, Inc.(b)	15,951,832
53,217	Sears Holdings Corp.(b)(c)	3,177,055
176,098	Target Corp.(b)	10,247,142

		49,050,626

	Oil, Gas & Consumable Fuels — 8.9%
806,873	Chesapeake Energy Corp.(b)	15,007,838
1,167,769	Chevron Corp.(b)	123,199,629
48,894	CNOOC Ltd., Sponsored ADR(b)	9,839,918
980,675	ConocoPhillips(b)	54,800,119
315,638	CONSOL Energy, Inc.(b)	9,544,893
2,469,404	ExxonMobil Corp.(b)	211,306,900
239,600	HollyFrontier Corp.(b)	8,489,028
664,926	Occidental Petroleum Corp.(b)	57,030,703
490,337	Phillips 66(b)(c)	16,298,802
440,388	Southwestern Energy Co.(b)(c)	14,061,589
124,543	StatoilHydro ASA, Sponsored ADR(b)	2,971,596
63,048	Total S.A., Sponsored ADR(b)	2,834,008

		525,385,023

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Paper & Forest Products — 0.3%
555,456	MeadWestvaco Corp.(b)	$15,969,360

	Personal Products — 0.2%
478,177	Avon Products, Inc.(b)	7,751,249
80,800	Herbalife Ltd.(b)	3,905,064

		11,656,313

	Pharmaceuticals — 6.5%
1,078,490	Abbott Laboratories(b)	69,530,250
639,399	Bristol-Myers Squibb Co.(b)	22,986,394
424,163	Eli Lilly & Co.(b)	18,200,834
150,256	GlaxoSmithKline PLC, Sponsored ADR(b)	6,847,166
1,434,523	Johnson & Johnson(b)	96,916,374
1,784,689	Merck & Co., Inc.(b)	74,510,766
4,090,224	Pfizer, Inc.(b)	94,075,152

		383,066,936

	Professional Services — 0.1%
67,252	Dun & Bradstreet Corp.(b)	4,786,325

	REITs — Diversified — 0.7%
1,079,747	Duke Realty Corp.(b)	15,807,496
660,828	Liberty Property Trust(b)	24,344,904

		40,152,400

	REITs — Healthcare — 0.7%
122,701	Healthcare Realty Trust, Inc.(b)	2,925,192
455,357	Senior Housing Properties Trust(b)	10,163,568
429,136	Ventas, Inc.(b)	27,087,064

		40,175,824

	REITs — Mortgage — 0.7%
350,000	American Capital Agency Corp.(b)	11,763,500
1,594,273	Annaly Capital Management, Inc.(b)	26,751,901
119,313	Hatteras Financial Corp.(b)	3,412,352

		41,927,753

	REITs — Office Property — 0.2%
436,313	Mack-Cali Realty Corp.(b)	12,683,619

	Road & Rail — 0.6%
1,333,389	CSX Corp.(b)	29,814,578
486,100	Hertz Global Holdings, Inc.(b)(c)	6,222,080

		36,036,658

	Semiconductors & Semiconductor Equipment — 2.5%
726,190	Advanced Micro Devices, Inc.(b)(c)	4,161,069
109,352	Altera Corp.(b)	3,700,472
273,165	Analog Devices, Inc.(b)	10,290,126
134,949	Applied Materials, Inc.(b)	1,546,515
44,582	First Solar, Inc.(b)(c)	671,405
2,774,030	Intel Corp.(b)	73,927,899
274,728	Linear Technology Corp.(b)	8,607,228

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

Shares	Description	Value (†)

	Semiconductors & Semiconductor Equipment — continued
380,751	Microchip Technology, Inc.(b)	$12,595,243
374,839	NVIDIA Corp.(b)(c)	5,180,275
167,800	Skyworks Solutions, Inc.(b)(c)	4,592,686
527,324	Texas Instruments, Inc.(b)	15,128,926
197,251	Xilinx, Inc.(b)	6,621,716

		147,023,560

	Software — 3.9%
568,169	Activision Blizzard, Inc.(b)	6,812,346
323,438	Adobe Systems, Inc.(b)(c)	10,469,688
262,973	Autodesk, Inc.(b)(c)	9,201,425
3,991,910	Microsoft Corp.(b)	122,112,527
148,400	Nuance Communications, Inc.(b)(c)	3,534,888
2,175,653	Oracle Corp.(b)	64,616,894
361,045	Symantec Corp.(b)(c)	5,274,868
208,400	TIBCO Software, Inc.(b)(c)	6,235,328

		228,257,964

	Specialty Retail — 2.6%
140,374	Abercrombie & Fitch Co., Class A(b)	4,792,368
404,803	American Eagle Outfitters, Inc.(b)	7,986,763
222,024	Best Buy Co., Inc.(b)	4,653,623
183,146	Foot Locker, Inc.(b)	5,600,605
233,424	Gap, Inc. (The)(b)	6,386,481
1,057,986	Home Depot, Inc. (The)(b)	56,062,678
502,290	Limited Brands, Inc.(b)	21,362,394
830,594	Lowe’s Cos., Inc.(b)	23,622,093
206,581	RadioShack Corp.(b)	793,271
205,395	Tiffany & Co.(b)	10,875,665
244,948	TJX Cos., Inc. (The)(b)	10,515,618

		152,651,559

	Thrifts & Mortgage Finance — 0.2%
917,616	New York Community Bancorp, Inc.(b)	11,497,728

	Tobacco — 2.4%
1,268,105	Altria Group, Inc.(b)	43,813,027
925,326	Philip Morris International, Inc.(b)	80,743,947
347,970	Reynolds American, Inc.(b)	15,613,414
151,948	Vector Group Ltd.(b)	2,586,155

		142,756,543

	Trading Companies & Distributors — 0.1%
130,960	GATX Corp.(b)	5,041,960

	Total Common Stocks (Identified Cost $3,848,906,519)	5,833,297,831

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

Contracts	Description	Value (†)

Purchased Options — 0.2%
	Index Options — 0.2%
6,174	On S&P 500® Index, Put expiring July 21, 2012 at 1150	$200,655
8,904	On S&P 500® Index, Put expiring July 21, 2012 at 1175	378,420
6,655	On S&P 500® Index, Put expiring July 21, 2012 at 1250	1,014,887
3,193	On S&P 500® Index, Put expiring August 18, 2012 at 1150	758,338
7,644	On S&P 500® Index, Put expiring August 18, 2012 at 1200	3,248,700
6,670	On S&P 500® Index, Put expiring September 22, 2012 at 1225	8,971,150

	Total Purchased Options (Identified Cost $61,689,090)	14,572,150

Principal Amount
Short-Term Investments — 4.2%
$249,029,250	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/29/2012 at 0.000% to be repurchased at $249,029,250 on 7/02/2012 collateralized by $250,505,000 Federal Home Loan Bank, 0.370% due 5/01/2013 valued at $250,818,131; $3,145,000 Federal National Mortgage Association, 1.750% due 5/07/2013 valued at $3,193,291 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $249,029,250)	249,029,250

	Total Investments — 103.0% (Identified Cost $4,159,624,859)(a)	6,096,899,231
	Other assets less liabilities — (3.0)%	(180,366,545)

	Net Assets — 100.0%	$5,916,532,686

Contracts
Written Options — (3.2%)
	Index Options — (3.2%)
5,448	On S&P 500® Index, Call expiring July 21, 2012 at 1300	$(35,684,400)
10,194	On S&P 500® Index, Call expiring July 21, 2012 at 1325	(45,057,480)
5,067	On S&P 500® Index, Call expiring July 21, 2012 at 1350	(12,971,520)
5,775	On S&P 500® Index, Call expiring July 21, 2012 at 1375	(6,785,625)
5,410	On S&P 500® Index, Call expiring August 18, 2012 at 1300	(39,709,400)
5,054	On S&P 500® Index, Call expiring August 18, 2012 at 1325	(27,291,600)
5,429	On S&P 500® Index, Call expiring August 18, 2012 at 1350	(19,978,720)

	Total Written Options (Premiums Received $163,227,293)	$(187,478,745)

(†)	See Note 2 of Notes to Financial Statements.
(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):
	At June 30, 2012, the net unrealized appreciation on investments based on a cost of $4,159,624,859 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,080,306,142
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(143,031,770)

	Net unrealized appreciation	$1,937,274,372

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2012 (Unaudited)

Gateway Fund – (continued)

(b)	All or a portion of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2012 (Unaudited)

Oil, Gas & Consumable Fuels	8.9%
Pharmaceuticals	6.5
Computers & Peripherals	5.4
IT Services	4.3
Software	3.9
Diversified Telecommunication Services	3.4
Beverages	3.4
Diversified Financial Services	3.0
Machinery	2.9
Media	2.6
Industrial Conglomerates	2.6
Insurance	2.6
Specialty Retail	2.6
Commercial Banks	2.5
Semiconductors & Semiconductor Equipment	2.5
Tobacco	2.4
Aerospace & Defense	2.3
Internet Software & Services	2.2
Chemicals	2.2
Household Products	2.0
Other Investments, less than 2% each	30.6
Short-Term Investments	4.2

Total Investments	103.0
Other assets less liabilities (including open written options)	(3.0)

Net Assets	100.0%

See accompanying notes to financial statements.

21  |

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

ASSETS
Investments at cost	$4,159,624,859
Net unrealized appreciation	1,937,274,372

Investments at value	6,096,899,231
Receivable for Fund shares sold	21,304,125
Receivable for securities sold	650,325
Dividends receivable	9,704,352
Tax reclaims receivable	13,079

TOTAL ASSETS	6,128,571,112

LIABILITIES
Options written, at value (premiums received $163,227,293) (Note 2)	187,478,745
Payable for securities purchased	10,250,795
Payable for Fund shares redeemed	10,707,557
Management fees payable (Note 6)	2,727,939
Deferred Trustees’ fees (Note 6)	189,782
Administrative fees payable (Note 6)	219,369
Payable to distributor (Note 6d)	42,297
Other accounts payable and accrued expenses	421,942

TOTAL LIABILITIES	212,038,426

NET ASSETS	$5,916,532,686

NET ASSETS CONSIST OF:
Paid-in capital	$5,539,670,489
Undistributed net investment income	2,727,811
Accumulated net realized loss on investments, options written and foreign currency transactions	(1,538,888,534)
Net unrealized appreciation on investments and options written	1,913,022,920

NET ASSETS	$5,916,532,686

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$2,078,475,845

Shares of beneficial interest	76,957,302

Net asset value and redemption price per share	$27.01

Offering price per share (100/94.25 of net asset value) (Note 1)	$28.66

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$275,841,040

Shares of beneficial interest	10,246,952

Net asset value and offering price per share	$26.92

Class Y shares:
Net assets	$3,562,215,801

Shares of beneficial interest	131,927,864

Net asset value, offering and redemption price per share	$27.00

See accompanying notes to financial statements.

|  22

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividends	$72,946,769
Less net foreign taxes withheld	(72,565)

72,874,204

Expenses
Management fees (Note 6)	18,065,987
Service and distribution fees (Note 6)	4,023,092
Administrative fees (Note 6)	1,277,120
Trustees’ fees and expenses (Note 6)	56,943
Transfer agent fees and expenses (Note 6)	2,023,972
Audit and tax services fees	31,740
Custodian fees and expenses	66,715
Legal fees	40,867
Registration fees	149,895
Shareholder reporting expenses	141,031
Miscellaneous expenses	71,909

Total expenses	25,949,271
Less waiver and/or expense reimbursement (Note 6)	(2,406,830)

Net expenses	23,542,441

Net investment income	49,331,763

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS WRITTEN AND FOREIGN CURRENCY TRANSACTIONS
Net realized loss on:
Investments	(16,112,277)
Options written	(111,529,439)
Foreign currency transactions	(138)
Net change in unrealized appreciation (depreciation) on:
Investments	278,375,122
Options written	(26,339,305)

Net realized and unrealized gain on investments, options written and foreign currency transactions	124,393,963

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$173,725,726

See accompanying notes to financial statements.

23  |

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
FROM OPERATIONS:
Net investment income	$49,331,763	$93,282,532
Net realized gain (loss) on investments, options written and foreign currency transactions	(127,641,854)	61,140,173
Net change in unrealized appreciation (depreciation) on investments and options written	252,035,817	500,692

Net increase in net assets resulting from operations	173,725,726	154,923,397

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(16,503,837)	(36,924,214)
Class C	(1,119,685)	(2,308,396)
Class Y	(28,810,190)	(52,577,384)

Total distributions	(46,433,712)	(91,809,994)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 9)	406,917,733	121,415,183

Net increase in net assets	534,209,747	184,528,586
NET ASSETS
Beginning of the period	5,382,322,939	5,197,794,353

End of the period	$5,916,532,686	$5,382,322,939

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$2,727,811	$(170,240)

See accompanying notes to financial statements.

|  24

Financial Highlights

For a share outstanding throughout each period.

		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains	Total distributions
Class A*
6/30/2012(f)	$26.40	$0.22	$0.59	$0.81	$(0.20)	$—	$(0.20)
12/31/2011	26.06	0.44	0.33	0.77	(0.43)	—	(0.43)
12/31/2010	25.25	0.40	0.81	1.21	(0.40)	—	(0.40)
12/31/2009	24.17	0.49	1.06	1.55	(0.47)	—	(0.47)
12/31/2008	28.64	0.55	(4.49)	(3.94)	(0.53)	—	(0.53)
12/31/2007	27.04	0.53	1.61	2.14	(0.54)	—	(0.54)
Class C
6/30/2012(f)	26.32	0.12	0.59	0.71	(0.11)	—	(0.11)
12/31/2011	25.98	0.24	0.33	0.57	(0.23)	—	(0.23)
12/31/2010	25.18	0.21	0.80	1.01	(0.21)	—	(0.21)
12/31/2009	24.11	0.30	1.07	1.37	(0.30)	—	(0.30)
12/31/2008**	27.76	0.35	(3.57)	(3.22)	(0.43)	—	(0.43)
Class Y
6/30/2012(f)	26.39	0.25	0.59	0.84	(0.23)	—	(0.23)
12/31/2011	26.06	0.50	0.32	0.82	(0.49)	—	(0.49)
12/31/2010	25.24	0.47	0.81	1.28	(0.46)	—	(0.46)
12/31/2009	24.17	0.54	1.06	1.60	(0.53)	—	(0.53)
12/31/2008**	27.76	0.56	(3.56)	(3.00)	(0.59)	—	(0.59)

*	As of the close of business on February 15, 2008, the Fund acquired the assets and liabilities of Gateway Fund (the “Predecessor Fund”), a series of The Gateway Trust, an Ohio business trust, in exchange for Class A shares of the Fund pursuant to a plan of reorganization approved by the Predecessor Fund shareholders on January 18, 2008 (the “Acquisition”). Prior to the Acquisition, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund and therefore information for the periods prior to and including February 15, 2008 relates to the Predecessor Fund.
**	From commencement of Class operations on February 19, 2008 through December 31, 2008.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, if applicable, total returns would have been lower.

See accompanying notes to financial statements.

25  |

			Ratios to Average Net Assets:
Net asset value, end of the period	Total return (%) (b)(c)	Net assets, end of the period (000’s)	Net expenses (%) (d)(e)	Gross expenses (%) (e)	Net investment income (loss) (%) (e)	Portfolio turnover rate (%)

$27.01	3.09	$2,078,476	0.94	1.03	1.66	8
26.40	2.99	2,208,167	0.94	1.04	1.67	3
26.06	4.83	2,403,629	0.94	1.05	1.59	7
25.25	6.57	2,784,865	0.94	1.05	2.05	11
24.17	(13.92)	3,142,574	0.94	1.03	2.05	38
28.64	7.94	4,278,699	0.94	0.94	1.91	5

26.92	2.70	275,841	1.70	1.78	0.90	8
26.32	2.21	258,509	1.70	1.79	0.91	3
25.98	4.03	273,779	1.70	1.80	0.84	7
25.18	5.78	238,997	1.70	1.80	1.24	11
24.11	(11.74)	173,869	1.70	1.83	1.57	38

27.00	3.21	3,562,216	0.70	0.78	1.90	8
26.39	3.20	2,915,647	0.70	0.79	1.92	3
26.06	5.13	2,520,386	0.70	0.80	1.86	7
25.24	6.83	1,659,385	0.70	0.78	2.25	11
24.17	(11.03)	1,402,090	0.70	0.78	2.45	38

(c)	A sales charge for Class A shares and a contingent deferred sales charge for Class C shares are not reflected in total return calculations. Periods less than one year, if applicable, are not annualized.
(d)	The investment adviser and/or administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, if applicable, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year, if applicable.
(f)	For the six months ended June 30, 2012 (Unaudited).

See accompanying notes to financial statements.

|  26

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.  Organization.  Gateway Trust (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Gateway Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C and Class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher ongoing Rule 12b-1 fees than Class A shares and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000, though some categories of investors are exempted from the minimum investment amount as outlined in the Fund’s prospectus.

Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees). In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Equity securities, including shares of closed-end investment companies and exchange-traded funds, for which market quotations are readily available are valued at market value, as reported by independent pricing services recommended by the investment adviser and approved by the Board of Trustees. Such independent pricing services generally use the security’s last sale price on the exchange or market where the security is primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ Global Select Market, NASDAQ

27  |

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking a NOCP, at the most recent bid quotation on the applicable NASDAQ Market. Debt securities (other than short-term obligations purchased with an original or remaining maturity of sixty days or less) and unlisted equity securities are generally valued on the basis of evaluated bids furnished to the Fund by an independent pricing service recommended by the investment adviser and approved by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Exchange-traded index options are valued at the average of the closing bid and ask quotations. Investments in other open-end investment companies are valued at their net asset value each day. Short-term obligations purchased with an original or remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees. As of June 30, 2012, purchased options were fair valued at $14,572,150 and written options were fair valued at $187,478,745.

The Fund may hold securities traded in foreign markets. Foreign securities are valued at the market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities are fair valued pursuant to procedures approved by the Board of Trustees. When fair valuing securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the foreign market and before the Fund calculates its net asset value.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date basis for daily net asset value calculation. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized

|  28

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the fiscal year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. Investment income is recorded net of foreign taxes withheld when applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations which arise due to changes in market prices of investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investment securities, at the end of the fiscal period, resulting from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Option Contracts.  The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options.

29  |

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

e.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of June 30, 2012 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities. Such taxes are accrued as applicable.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency transactions,

|  30

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

distributions in excess of current earnings and return of capital and capital gain distributions from REITs. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to wash sales, REIT basis adjustments, deferred Trustees’ fees, and option contracts mark to market. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2011, was as follows:

2011 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$91,809,994	$ —	$91,809,994

As of December 31, 2011, the capital loss carryforwards were as follows:

Capital loss carryforward:
Short-term:
Expires December 31, 2014	$(76,322,989)
Expires December 31, 2017	(1,005,056,628)
Expires December 31, 2018	(393,591,402)

Total capital loss carryforward	$(1,474,971,019)

g.  Repurchase Agreements.  It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

i.  New Accounting Pronouncement.  In December 2011, Accounting Standards Update (“ASU”) No. 2011-11, “Disclosures about Offsetting Assets and Liabilities,” was issued

31  |

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

and is effective for interim and annual periods beginning after January 1, 2013. The ASU enhances disclosure requirements with respect to an entity’s rights of setoff and related arrangements associated with its financial and derivative instruments. Management is currently evaluating the impact the adoption of ASU 2011-11 may have on the Fund’s financial statement disclosures.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2012, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,833,297,831	$—	$—	$5,833,297,831
Purchased Options(a)	—	14,572,150	—	14,572,150
Short-Term Investments	—	249,029,250	—	249,029,250

Total	$5,833,297,831	$263,601,400	$—	$6,096,899,231

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$—	$(187,478,745)	$—	$(187,478,745)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the six months ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

|  32

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the six months ended June 30, 2012, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of June 30, 2012:

Statement of Assets and Liabilities Caption	Equity Contracts
Assets
Investments at value*	$14,572,150
Liabilities
Options written, at value	(187,478,745)

*	Represents purchased options, at value.

Transactions in derivative instruments for the Fund during the six months ended June 30, 2012 were as follows:

Statement of Operations Caption	Equity Contracts
Net Realized Loss on:
Investments*	$(176,168,224)
Options written	(111,529,439)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments*	$19,641,899
Options written	(26,339,305)

*	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.

33  |

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of option contract activity for the Fund, as a percentage of investments in common stocks, based on month-end notional amounts outstanding during the period, at absolute value, was as follows for the six months ended June 30, 2012:

Gateway Fund*	Call Options Written	Put Options Purchased
Average Notional Amount Outstanding	99.05%	96.93%
Highest Notional Amount Outstanding	99.20%	99.20%
Lowest Notional Amount Outstanding	98.96%	91.63%
Notional Amount Outstanding as of June 30, 2012	98.96%	91.63%

*	Notional amounts outstanding are determined by multiplying option contracts by the contract multiplier by the price of the option’s underlying index, the S&P 500® Index.

Notional amounts outstanding at the end of the prior period are included in the averages above.

The following is a summary of the Fund’s written option activity:

	Number of Contracts	Premiums
Outstanding at 12/31/2011	41,865	$259,474,558
Options written	170,560	612,608,925
Options terminated in closing purchase transactions	(170,048)	(708,856,190)

Outstanding at 6/30/2012	42,377	$163,227,293

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2012, purchases and sales of securities (excluding short-term investments) were $503,057,713 and $418,893,133, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Gateway Investment Advisers, LLC (“Gateway Advisers”) serves as investment adviser to the Fund. Gateway Advisers is a subsidiary of Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.65% of the first $5 billion of the Fund’s average daily net assets and 0.60% of the Fund’s average daily net assets in excess of $5 billion, calculated daily and payable monthly.

|  34

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Gateway Advisers has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes and extraordinary expenses. This undertaking is in effect until April 30, 2013 and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings.

For the six months ended June 30, 2012, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class Y
0.94%	1.70%	0.70%

Gateway Advisers shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its management fee or otherwise) on a class by class basis in later periods to the extent the expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended June 30, 2012, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Waiver of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$ 18,065,987	$2,299,558	$15,766,429	0.64%	0.56%

[1]	Management fee waiver is subject to possible recovery until December 31, 2013.

For the six months ended June 30, 2012, Class A expenses have been reimbursed in the amount of $107,272. This expense reimbursement is subject to possible recovery until December 31, 2013.

No expenses were recovered during the six months ended June 30, 2012 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  NGAM Distribution, L.P. (“NGAM Distribution”), which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Fund.

35  |

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2012, the Fund paid the following service and distribution fees:

Service Fees		Distribution Fees
Class A	Class C	Class C
$2,681,791	$335,325	$1,005,976

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”), provides certain administrative services for the Fund and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I, Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), Hansberger International Series and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion and 0.0350% of such assets in excess of $60 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series of $10 million, which is reevaluated on an annual basis.

|  36

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

For the six months ended June 30, 2012, the Fund paid $1,277,120 administrative fees to NGAM Advisors.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements with financial intermediaries to provide certain recordkeeping, processing, shareholder communications and other services to customers of the intermediaries and has agreed to compensate the intermediaries for providing those services. Certain services would be provided by the Fund if the shares of those customers were registered directly with the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for a portion of the intermediary fees attributable to shares of the Fund held by the intermediaries (which generally is a percentage of the value of shares held) not to exceed what the Fund would have paid its transfer agent had each customer’s shares been registered directly with the transfer agent instead of being held through the intermediaries.

For the six months ended June 30, 2012, the Fund paid $1,386,276 in sub-transfer agent fees, which are reflected in transfer agent fees and expenses in the Statement of Operations. As of June 30, 2012, the Fund owes NGAM Distribution $42,297 in reimbursements for sub-transfer agent fees.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution during the six months ended June 30, 2012 amounted to $439,379.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board receives a retainer fee at the annual rate of $265,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $95,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, each committee chairman receives an additional retainer fee at an annual rate of $15,000. Each Contract Review and Governance Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $7,500 for each Committee meeting that he or she attends in person and $3,750 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

37  |

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts, and Hansberger International Series, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Hansberger International Series, participates in a $200,000,000 committed unsecured line of credit provided by State Street Bank, with an individual limit of $125,000,000 for each fund that participates in the line of credit. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the greater of the Federal Funds rate or overnight LIBOR, plus 1.25%. In addition, a commitment fee of 0.10% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Prior to April 19, 2012, the commitment fee was 0.125% per annum.

For the six months ended June 30, 2012, the Fund had no borrowings under these agreements.

8.  Broker Commission Recapture.  The Fund has entered into agreements with certain brokers whereby the brokers will rebate a portion of brokerage commissions. All amounts rebated by the brokers are returned to the Fund under such agreements and are included in realized gains in the Statement of Operations.

For the six months ended June 30, 2012, the Fund had no amounts rebated under these agreements.

|  38

Notes to Financial Statements (continued)

June 30, 2012 (Unaudited)

9.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2012		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	11,140,418	$298,435,484	22,895,031	$600,002,451
Issued in connection with the reinvestment of distributions	565,035	15,149,208	1,297,048	33,720,514
Redeemed	(18,383,387)	(493,836,442)	(32,778,036)	(857,266,915)

Net change	(6,677,934)	$(180,251,750)	(8,585,957)	$(223,543,950)

Class C
Issued from the sale of shares	1,542,727	$41,205,731	2,196,254	$57,428,598
Issued in connection with the reinvestment of distributions	28,886	772,134	59,368	1,539,062
Redeemed	(1,145,380)	(30,573,367)	(2,971,180)	(77,574,562)

Net change	426,233	$11,404,498	(715,558)	$(18,606,902)

Class Y
Issued from the sale of shares	37,841,713	$1,014,812,128	54,213,182	$1,423,629,302
Issued in connection with the reinvestment of distributions	536,766	14,375,927	1,092,042	28,378,464
Redeemed	(16,915,738)	(453,423,070)	(41,568,470)	(1,088,441,731)

Net change	21,462,741	$575,764,985	13,736,754	$363,566,035

Increase (decrease) from capital share transactions	15,211,040	$406,917,733	4,435,239	$121,415,183

10.  Potential Loss Contingency.  The Fund has been named as a defendant, along with other financial institutions and individuals, in two separate actions (one of which is a putative defendant class action), brought by a bankruptcy trustee seeking to recover as fraudulent transfers amounts the Fund, and others, received in connection with a merger involving a company formerly held in the Fund’s portfolio of investments. The Fund received $9,525,600 in connection with the merger. Presently, it has been determined that it is reasonably possible that an outcome unfavorable to the Fund could result from either or both of these cases; however, a reasonable estimate of the amount of potential loss to the Fund cannot be made at this time.

39  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.
(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.
(a) (3)	Not applicable.
(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 21, 2012

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 21, 2012